SCHEDULE OF FINANCING WITH RELATED PARTIES (Details) (Parenthetical)				1 Months Ended								12 Months Ended
		May 31, 2020 USD ($)	May 31, 2020 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 31, 2023	Dec. 31, 2022 CNY (¥)	Nov. 01, 2022	Dec. 31, 2019	Dec. 31, 2016 CNY (¥)
Related Party Transaction [Line Items]
Land use right												$ 126,149,000	$ 134,341,000
Property and equipment	[1]											181,377,000	217,902,000
Yantai Guofeng Investment Holding Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Outstanding balance	[2]											104,227,000	107,279,000
Yantai Guofeng Investment Holding Group Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																				6.50%
Principal amount converted
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[3]											$ 1,127,000
Nanjing Shengnuo Biotechnology Industry Company Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate																	10.00%
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate												3.915%				3.915%
Debt maturity description												11/1/2022 to 11/1/2025
Outstanding balance	[4]											$ 162,181,000	166,930,000
FAW Finance Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate		3.915%	3.915%																5.0895%
Debt maturity description		2022 to 2025	2022 to 2025
Installment payments		$ 40,545,289,000	¥ 287,867,500,000
Land use right												64,942,000	71,312,000			¥ 461,080,000		¥ 491,909,000
Property and equipment												$ 25,702,000	39,108,000			¥ 182,485,000		269,767,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest rate												4.90%				4.90%
Debt maturity description												February 1, 2023 and ends on August 1, 2024
Outstanding balance	[5]											$ 3,906,000	4,890,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Installment payments														$ 1,187,693	¥ 8,432,498
Property and equipment												586,000	844,000			¥ 4,159,000		¥ 5,821,000
Borrowings												1,780,000				¥ 12,640,000
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member] | Settlement Agreement [Member]
Related Party Transaction [Line Items]
Interest rate														4.90%							4.90%
Outstanding balance														$ 4,750,771							¥ 33,730,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[6]											563,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate						10.00%	10.00%			10.00%	10.00%
Proceeds from loans						$ 563,000	¥ 4,000,000			$ 563,000	¥ 4,000,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest rate				8.00%	8.00%
Debt maturity description				April 24, 2024 to October 23, 2024	April 24, 2024 to October 23, 2024
Proceeds from loans				$ 141,000	¥ 1,000,000
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd [Member] | Loan Agreements [Member] | December 31, 2023 [Member]
Related Party Transaction [Line Items]
Proceeds from loans						$ 423,000	¥ 3,000,000			$ 423,000	¥ 3,000,000
Jinan Haiyun Investment Consulting Co., Ltd [Member]
Related Party Transaction [Line Items]
Outstanding balance	[7]											$ 1,408,000
Jinan Haiyun Investment Consulting Co., Ltd [Member] | Loan Agreements [Member]
Related Party Transaction [Line Items]
Interest rate								10.00%	10.00%	10.00%	10.00%	8.00%				8.00%
Proceeds from loans								$ 1,408,000	¥ 10,000,000	$ 1,408,000	¥ 10,000,000
Debt maturity date								Sep. 24, 2024	Sep. 24, 2024	Aug. 22, 2024	Aug. 22, 2024

[1]	The carrying amounts of buildings, mold and tooling, machine and equipment and other logistic equipment pledged by the FAW Jilin to secure the borrowings as of December 31, 2023 and December 31, 2022 were US$58,584 thousand and US$76,536 thousand, respectively.
[2]	In December 2019, Shandong Baoya entered loans with Yantai Guofeng Investment Holding Group Co., Ltd. The loans are bearing an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya met certain development conditions, part of the loan could be transferred to a government subsidy, and the relevant interest will be waived. For the years ended December 31, 2023 and 2022, the principal amount converted to government subsidies were both nil.
[3]	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans are bearing an interest rate of 10%. The loans were originally mature in three months. The due dates were further extended twice in July 2023 and January 2024 for repayment and the loans will be due in July 2024 according to the latest agreement.
[4]	During May 2020, FAW Jilin entered pledged loans with FAW Finance Co., Ltd. The loans are bearing rate of 3.915%. The loans will mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$40,545,289 (RMB287,867,500) each for the remaining principal balance. On November 1, 2022, the Company FAW Jilin defaulted on this pledged loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the remained unpaid principal was not due immediately, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the buildings, machine and equipment, and land use right, pledged by the Company to secure the borrowings as of December 31, 2023 and December 31, 2022.
[5]	In 2016, Dezhou Yarui entered into a related party pledged loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. While in March 2022, pursuant to the loan agreement, this related party filed in court to request the Company to repay the loan in advance. As a result, in April 2022, the Company reached a settlement agreement with this related party. Pursuant to the settlement agreement, the outstanding balance of US$4,750,771 (RMB33,730,000) will bear an annual interest rate of 4.9% and will be repaid through four installments, with each payment amount of US$1,187,693 (RMB8,432,498) on and before August 1, 2024. As of the March 24, 2023, the Company partially paid the first installment, which is due on February 1, 2023. In August 2023, Dezhou Yarui further entered a loan agreement with Dezhou Jingtai to settle remaining payment due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of December 31, 2023 and December 31, 2022.
[6]	In August and October 2023, Shandong Baoya entered two loans with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd. The loans are bearing an interest rate of 10%. The total loans were US$563 thousand (RMB 4,000 thousand), in which the due date of US$423 thousand (RMB 3,000 thousand) was December 31, 2023. The Company has signed the agreement in January 2024 to extend the due date by six months. The due date of the remaining US$141 thousand (RMB 1,000 thousand) is extended from April 24, 2024 to October 23, 2024, and the interest rate is decreased from 10% to 8%.
[7]	In August and September 2023, Shandong Baoya entered two loans with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear an interest rate of 10%. The total loans were US$1408 thousand (RMB 10,000 thousand), in which the due dates were August 22, 2024 and September 24, 2024, respectively (the interest rate is updated to 8%).